Supplement to the
Fidelity® Institutional Money Market Funds
Class IV
December 8, 2007
Prospectus

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 7.

Annual operating expenses (paid from class assets)

		Class IV
Treasury Only Portfolio	Management fee	0.14%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expensesA	0.08%
	Total annual class operating expensesB,C	0.72%
Treasury Portfolio	Management fee	0.14%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expensesA	0.07%
	Total annual class operating expensesB,C	0.71%
Prime Money Market Portfolio	Management fee	0.14%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expensesA	0.07%
	Total annual class operating expensesB,C	0.71%

A Based on estimated expenses for the current fiscal year.

B FMR has voluntarily agreed to reimburse Class IV of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20%. These arrangements may be discontinued by FMR at any time.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class IV of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Class IV of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class IV of each fund will be able to avoid a negative yield.

TRO-08-01 March 28, 2008
1.864395.100

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 30, 2007
Prospectus

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 6.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 11.

Annual operating expenses (paid from class assets)

Class III
Treasury Only Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA,B	0.47%
Treasury Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA,B	0.46%
Government Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA,B	0.47%
Prime Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA,B	0.46%
Money Market Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.07%
	Total annual class operating expensesA,B	0.46%
Tax-Exempt Portfolio	Management fee 	0.14%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.08%
	Total annual class operating expensesA,B	0.47%

IMMIII-08-03 March 28, 2008
1.480140.115

A FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.20% (0.18% for Money Market Portfolio). These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Class III of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III of each fund will be able to avoid a negative yield.

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 12.

Class III
Treasury Only Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Treasury Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Government Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591
Prime Money Market Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Money Market Portfolio	1 year	$ 47
	3 years	$ 148
	5 years	$ 258
	10 years	$ 579
Tax-Exempt Portfolio	1 year	$ 48
	3 years	$ 151
	5 years	$ 263
	10 years	$ 591

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Details" section beginning on page 14.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information found in the "Valuing Shares" section on page 18.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

Even if the NYSE is closed, each fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for each fund's portfolio instruments are open, and each fund's management believes there is an adequate market to meet purchase and redemption requests.

The following information replaces similar information found in the "Fund Management" section on page 31.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

Each fund's annual management fee rate is 0.14% of its average net assets. Prior to December 1, 2007, each fund's annual management fee rate was 0.20% of its average net assets.

The following information replaces similar information found on the back cover.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-877-297-2952. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.